Schedule of Minimum Annual Lease Payments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
July 1 to June 30, 2022	$ 180,456	$ 180,456
July 1 to June 30, 2027	240,662	240,662
July 1 to June 30, 2023	201,260	201,260
July 1 to June 30, 2028	247,882	247,882
July 1 to June 30, 2024	224,330	224,330
July 1 to June 30, 2029	255,319	255,319
July 1 to June 30, 2025	229,312	229,312
July 1 to June 30, 2026	$ 233,653	$ 233,653